Fresh-Start Accounting - Additional Information (Detail) $ in Thousands	Jul. 31, 2017 USD ($)
Fresh Start Accounting [Line Items]
Enterprise value of successor entity	$ 1,050,000
Enterprise value for deriving equity value	1,055,000
Minimum
Fresh Start Accounting [Line Items]
Enterprise value of successor entity	850,000
Enterprise value for deriving equity value	743,000
Maximum
Fresh Start Accounting [Line Items]
Enterprise value of successor entity	1,250,000
Enterprise value for deriving equity value	$ 1,143,000
Plan of Reorganization
Fresh Start Accounting [Line Items]
Fresh start adjustment, description	Upon the company's emergence from Chapter 11 bankruptcy, the company qualified for and adopted fresh-start accounting in accordance with the provisions set forth in ASC 852 as (i) holders of existing shares of the Predecessor immediately before the Effective Date received less than 50 percent of the voting shares of the Successor entity and (ii) the reorganization value of the Successor was less than its post-petition liabilities and estimated allowed claims immediately before the Effective Date.
Predecessor shareholders percentage of voting shares of successor entity	50.00%
Percentage of weighted average cost of capital	12.00%